Offsetting financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Effects of Offsetting on Balance Sheet
Gross Amounts	$ 46,983	$ 56,847
Amounts Offset	(21,309)	(25,193)
Net Amounts Reported on the Balance Sheet	25,674	31,654
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(15,962)	(16,707)
Cash Collateral	(2,187)	(2,480)
Financial Instrument Collateral	(1,404)	(6,846)
Net Amount	6,121	5,621
Effects of Offsetting on Balance Sheet
Gross Amounts	67,304	68,964
Amounts Offset	(21,309)	(25,193)
Net Amounts Reported on the Balance Sheet	45,995	43,771
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(15,962)	(16,707)
Cash Collateral	(4,487)	(5,554)
Financial Instrument Collateral	(11,066)	(14,379)
Net Amount	14,480	7,131
Parent Entity
Effects of Offsetting on Balance Sheet
Gross Amounts	46,444	56,637
Amounts Offset	(21,309)	(25,193)
Net Amounts Reported on the Balance Sheet	25,135	31,444
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(15,862)	(16,552)
Cash Collateral	(1,751)	(2,354)
Financial Instrument Collateral	(1,404)	(6,846)
Net Amount	6,118	5,692
Effects of Offsetting on Balance Sheet
Gross Amounts	67,126	68,482
Amounts Offset	(21,309)	(25,193)
Net Amounts Reported on the Balance Sheet	45,817	43,289
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(15,862)	(16,522)
Cash Collateral	(4,423)	(5,181)
Financial Instrument Collateral	(11,066)	(14,361)
Net Amount	14,466	7,225
Derivative financial instruments
Effects of Offsetting on Balance Sheet
Gross Amounts	37,296	34,642
Amounts Offset	(12,889)	(9,267)
Net Amounts Reported on the Balance Sheet	24,407	25,375
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(15,962)	(16,707)
Cash Collateral	(4,487)	(5,552)
Financial Instrument Collateral	(1,544)	(1,421)
Net Amount	2,414	1,695
Derivative financial instruments | Parent Entity
Effects of Offsetting on Balance Sheet
Gross Amounts	37,118	34,178
Amounts Offset	(12,889)	(9,267)
Net Amounts Reported on the Balance Sheet	24,229	24,911
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(15,862)	(16,522)
Cash Collateral	(4,423)	(5,179)
Financial Instrument Collateral	(1,544)	(1,421)
Net Amount	2,400	1,789
Security repurchase agreements
Effects of Offsetting on Balance Sheet
Gross Amounts	9,522	12,960
Net Amounts Reported on the Balance Sheet	9,522	12,960
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral		(2)
Financial Instrument Collateral	(9,522)	(12,958)
Security repurchase agreements | Parent Entity
Effects of Offsetting on Balance Sheet
Gross Amounts	9,522	12,942
Net Amounts Reported on the Balance Sheet	9,522	12,942
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral		(2)
Financial Instrument Collateral	(9,522)	(12,940)
Deposits and other borrowings
Effects of Offsetting on Balance Sheet
Gross Amounts	20,486	21,349
Amounts Offset	(8,420)	(15,925)
Net Amounts Reported on the Balance Sheet	12,066	5,424
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	12,066	5,424
Deposits and other borrowings | Parent Entity
Effects of Offsetting on Balance Sheet
Gross Amounts	20,486	21,349
Amounts Offset	(8,420)	(15,925)
Net Amounts Reported on the Balance Sheet	12,066	5,424
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	12,066	5,424
Other financial liabilities
Effects of Offsetting on Balance Sheet
Gross Amounts		13
Amounts Offset		(1)
Net Amounts Reported on the Balance Sheet		12
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount		12
Other financial liabilities | Parent Entity
Effects of Offsetting on Balance Sheet
Gross Amounts		13
Amounts Offset		(1)
Net Amounts Reported on the Balance Sheet		12
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount		12
Receivables due from other financial institutions
Effects of Offsetting on Balance Sheet
Gross Amounts	14	15
Net Amounts Reported on the Balance Sheet	14	15
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Financial Instrument Collateral	(14)	(14)
Net Amount		1
Receivables due from other financial institutions | Parent Entity
Effects of Offsetting on Balance Sheet
Gross Amounts	14	15
Net Amounts Reported on the Balance Sheet	14	15
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Financial Instrument Collateral	(14)	(14)
Net Amount		1
Derivative financial instruments
Effects of Offsetting on Balance Sheet
Gross Amounts	32,828	31,686
Amounts Offset	(8,727)	(7,653)
Net Amounts Reported on the Balance Sheet	24,101	24,033
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(15,962)	(16,707)
Cash Collateral	(2,184)	(2,438)
Financial Instrument Collateral	(14)	(18)
Net Amount	5,941	4,870
Derivative financial instruments | Parent Entity
Effects of Offsetting on Balance Sheet
Gross Amounts	32,289	31,476
Amounts Offset	(8,727)	(7,653)
Net Amounts Reported on the Balance Sheet	23,562	23,823
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Other Recognised Financial Instruments	(15,862)	(16,552)
Cash Collateral	(1,748)	(2,312)
Financial Instrument Collateral	(14)	(18)
Net Amount	5,938	4,941
Securities purchased under agreement to resell
Effects of Offsetting on Balance Sheet
Gross Amounts	1,379	6,887
Net Amounts Reported on the Balance Sheet	1,379	6,887
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral	(3)	(42)
Financial Instrument Collateral	(1,376)	(6,814)
Net Amount		31
Securities purchased under agreement to resell | Parent Entity
Effects of Offsetting on Balance Sheet
Gross Amounts	1,379	6,887
Net Amounts Reported on the Balance Sheet	1,379	6,887
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Cash Collateral	(3)	(42)
Financial Instrument Collateral	(1,376)	(6,814)
Net Amount		31
Loans
Effects of Offsetting on Balance Sheet
Gross Amounts	8,519	15,990
Amounts Offset	(8,420)	(15,925)
Net Amounts Reported on the Balance Sheet	99	65
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	99	65
Loans | Parent Entity
Effects of Offsetting on Balance Sheet
Gross Amounts	8,519	15,990
Amounts Offset	(8,420)	(15,925)
Net Amounts Reported on the Balance Sheet	99	65
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	99	65
Other financial assets
Effects of Offsetting on Balance Sheet
Gross Amounts	4,243	2,269
Amounts Offset	(4,162)	(1,615)
Net Amounts Reported on the Balance Sheet	81	654
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	81	654
Other financial assets | Parent Entity
Effects of Offsetting on Balance Sheet
Gross Amounts	4,243	2,269
Amounts Offset	(4,162)	(1,615)
Net Amounts Reported on the Balance Sheet	81	654
Amounts Subject to Enforceable Netting Arrangements But Not Offset
Net Amount	$ 81	$ 654